Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Detail) ₱ in Millions, $ in Millions	12 Months Ended	36 Months Ended
	Dec. 31, 2020 PHP (₱)	Jun. 30, 2023	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 222,765		$ 25.0	₱ 192,556
Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	3,854			6,152
Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	9,600			18,190
Loan Agreement Date July Twenty Five Two Thousand Twelve [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	July 25, 2012
Dates Drawn	July 27, 2012
Facility Agent	Metrobank
Installments	Annual amortization rate of 1% of the issue price on the first-year up to the sixth-year from issue date and the balance payable upon maturity on July 27, 2019
Prepayments Amount	₱ 1,188
Prepayments Date	July 29, 2013
Loan Agreement Date July Twenty Five Two Thousand Twelve [Member] | PLDT [Member] | Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepayments Amount	₱ 282
Prepayments Date	April 29, 2019
Loan Agreement Date September Nineteen Two Thousand Twelve [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,800
Issuance Date	September 19, 2012
Outstanding Amounts	₱ 3,560			3,599
Dates Drawn	September 21, 2012
Facility Agent	Metrobank
Installments	Series A: 1% annual amortization on the first up to sixth-year, with the balance payable on September 21, 2019;
Prepayments Amount	₱ 2,055
Prepayments Date	June 21, 2013
Loan Agreement Date September Nineteen Two Thousand Twelve [Member] | PLDT [Member] | Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,610
Prepayments Amount	₱ 2,741
Prepayments Date	September 23, 2019
Loan Agreement Date September Nineteen Two Thousand Twelve [Member] | PLDT [Member] | Series B1 [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,190
Installments	Series B: 1% annual amortization on the first up to ninth-year, with the balance payable on September 21, 2022
Loan Agreement Date November Twenty Two Thousand Twelve [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,200
Issuance Date	November 20, 2012
Outstanding Amounts				2,255
Dates Drawn	November 22, 2012
Facility Agent	BDO
Installments	Series A: Annual amortization rate of 1% of the issue price on the first-year up to the sixth- year from issue date and the balance payable upon maturity on November 22, 2019;
Prepayments Amount	₱ 3,549
Prepayments Date	February 22, 2019
Loan Agreement Date November Twenty Two Thousand Twelve [Member] | PLDT [Member] | Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,775
Loan Agreement Date November Twenty Two Thousand Twelve [Member] | PLDT [Member] | Series B1 [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,425
Installments	Series B: Annual amortization rate of 1% of the issue price on the first-year up to the ninth-year from issue date and the balance payable upon maturity on November 22, 2022
Prepayments Amount	₱ 2,255
Prepayments Date	November 23, 2020
Loan Agreement Date June Fourteen Two Thousand Thirteen [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,055
Issuance Date	June 14, 2013
Outstanding Amounts	₱ 294			298
Dates Drawn	June 21, 2013
Facility Agent	Metrobank
Installments	Series A: Annual amortization rate of 1% of the issue price up to the fifth-year and the balance payable upon maturity on September 21, 2019;
Prepayments Amount	₱ 1,644
Prepayments Date	September 23, 2019
Loan Agreement Date June Fourteen Two Thousand Thirteen [Member] | PLDT [Member] | Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,735
Loan Agreement Date June Fourteen Two Thousand Thirteen [Member] | PLDT [Member] | Series B1 [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 320
Installments	Series B: Annual amortization rate of 1% of the issue price up to the eighth-year and the balance payable upon maturity on September 21, 2022
Loan Agreement Date July Nineteen Two Thousand Thirteen [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,188
Issuance Date	July 19, 2013
Dates Drawn	July 29, 2013
Facility Agent	Metrobank
Installments	Annual amortization rate of 1% of the issue on the first-year up to the fifth- year from the issue date and the balance payable upon maturity on July 27, 2019
Prepayments Amount	₱ 1,129
Prepayments Date	April 29, 2019
Loan Agreement Date January Twenty Two Two Thousand Fourteen [Member] | Fixed Rate Retail Bonds [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 15,000
Issuance Date	January 22, 2014
Outstanding Amounts	₱ 14,989			14,965
Dates Drawn	February 6, 2014
Facility Agent	Philippine Depositary Trust Corp.
Installments	Php12.4B – non- amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non- amortizing payable in full on February 6, 2024
Prepayments Amount	₱ 12,400
Prepayments Date	February 8, 2021
July One Two Thousand Sixteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	July 1, 2016
Paid in full on	—
Outstanding Amounts	₱ 2,900			2,929
Lender(s)	Metrobank
Dates Drawn	February 20, 2017
Drawn Amount	₱ 3,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027
Fixed Rate Notes [Member] | June Twenty Three Two Thousand Twenty [Member] | PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 28,179		587.0
Fixed Rate Notes [Member] | June Twenty Three Two Thousand Twenty [Member] | PLDT [Member] | Maturity on January 23, 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			300.0
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Terms	Non-amortizing, payable in full upon maturity on January 23, 2031
Repurchase Amount Dates	—
Paid in full on	—
Outstanding Amounts	₱ 14,110		294.0
Fixed Rate Notes [Member] | June Twenty Three Two Thousand Twenty [Member] | PLDT [Member] | Maturity on June 23, 2050 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			300.0
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Terms	Non-amortizing, payable in full upon maturity on June 23, 2050
Repurchase Amount Dates	—
Paid in full on	—
Outstanding Amounts	₱ 14,069		293.0
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			45.6
Issuance Date	February 22, 2013
Terms	10 equal semi-annual, commencing 6 months after the applicable mean delivery date
Paid in full on	July 16, 2018 and April 15, 2019
Lender(s)	Nordea Bank, subsequently assigned to SEK on July 3, 2013
Final Installment Terms	Tranche A1 and B1: July 16, 2018; Tranche A2 and B2: April 15, 2019
Dates Drawn	Various dates in 2013-2014
Drawn Amount | $			45.6
Export Credit Agencies-Supported Loans [Member] | Tranche A1 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			25.0
Paid in full on	July 16, 2018
Export Credit Agencies-Supported Loans [Member] | Tranche A2 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			19.0
Paid in full on	April 15, 2019
Export Credit Agencies-Supported Loans [Member] | Tranche B1 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			0.9
Paid in full on	July 16, 2018
Export Credit Agencies-Supported Loans [Member] | Tranche B2 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart Communications, Inc. [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			0.7
Paid in full on	April 15, 2019
Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 163,050			154,410
Term Loans [Member] | Others [Member] | U.S. Dollar Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts				7,252	$ 143.0
Term Loans [Member] | Others Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	46,224			47,416
Term Loans [Member] | Others Two | U.S. Dollar Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	12,693		264.0	9,777	192.0
Term Loans [Member] | Others Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	1,920			6,959
Term Loans [Member] | Others Four [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	24,834			25,311
Term Loans [Member] | Others Five [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	12,675			12,805
Term Loans [Member] | Others Six [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	35,073			35,259
Term Loans [Member] | Other seven [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	32,724			8,470
Term Loans [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	March 26, 2014
Paid in full on	October 30, 2020
Outstanding Amounts				1,900
Lender(s)	Union Bank
Dates Drawn	March 28, 2014
Drawn Amount	₱ 2,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021
Term Loans [Member] | Loan agreement date March 7, 2014 [Member] | Smart [Member] | Others [Member] | U.S. Dollar Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			100.0
Issuance Date	March 7, 2014
Terms	9 equal semi-annual installment, commencing 12 months after drawdown date, with final installment on March 7, 2019
Paid in full on	March 7, 2019
Lender(s)	MUFG Bank, Ltd.
Dates Drawn	Various dates in 2014 March 2, 2015
Drawn Amount | $			90.0
Dates Drawn	March 2, 2015
Drawn Amount | $			10.0
Term Loans [Member] | Loan agreement date August 29, 2014 [Member] | PLDT [Member] | Others [Member] | U.S. Dollar Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			25.0
Issuance Date	August 29, 2014
Terms	Annual amortization rate of 1% of the issue price payable semi-annually starting on the first-year up to the fifth-year anniversary of from the initial drawdown date and the balance payable upon maturity on September 2, 2020
Paid in full on	September 2, 2020
Outstanding Amounts				2,426	48.0
Lender(s)	Metrobank
Dates Drawn	September 2, 2014
Drawn Amount | $			50.0
Term Loans [Member] | Loan agreement date May 14, 2014 [Member] | Smart [Member] | Others [Member] | U.S. Dollar Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			100.0
Issuance Date	May 14, 2014
Terms	9 equal semi-annual installment, commencing 11 months after drawdown date, with final installment on May 14, 2019
Paid in full on	May 14, 2019
Lender(s)	Mizuho Bank Ltd.
Dates Drawn	July 1, 2014
Drawn Amount | $			50.0
Term Loans [Member] | Loan agreement date August 5, 2014 [Member] | PLDT [Member] | Others [Member] | U.S. Dollar Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			25.0
Issuance Date	August 5, 2014
Terms	Annual amortization rate of 1% of the issue price on the first-year up to the fifth-year from the initial drawdown date, with final installment on August 11, 2020
Paid in full on	August 11, 2020
Outstanding Amounts				4,826	95.0
Lender(s)	Philippine National Bank, or PNB
Dates Drawn	Various dates in 2014
Drawn Amount | $			100.0
Term Loans [Member] | February Twenty Six Two Thousand Fifteen Loan Agreement | Others Two | U.S. Dollar Debts [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			200.0
Issuance Date	February 26, 2015
Terms	Commencing 36 months after loan date, with semi- annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022
Paid in full on	—
Outstanding Amounts	₱ 2,157		45.0	3,797	74.0
Lender(s)	MUFG Bank, Ltd.
Dates Drawn	Various dates in 2015
Drawn Amount | $			200.0
Term Loans [Member] | February Twenty Six Two Thousand Fifteen Loan Agreement | Tranche A | Others Two | U.S. Dollar Debts [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			150.0
Term Loans [Member] | February Twenty Six Two Thousand Fifteen Loan Agreement | Tranche B | Others Two | U.S. Dollar Debts [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			50.0
Term Loans [Member] | Loan agreement date March 7, 2014 [Member] | Others Two | U.S. Dollar Debts [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			200.0
Issuance Date	March 4, 2015
Terms	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020
Paid in full on	March 4, 2020
Outstanding Amounts				1,128	22.0
Lender(s)	Mizuho Bank Ltd.
Dates Drawn	Various dates in 2015
Drawn Amount | $			200.0
Term Loans [Member] | Loan agreement date August 29, 2014 [Member] | Others Two | U.S. Dollar Debts [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			25.0
Issuance Date	January 31, 2017
Terms	Non-amortizing, payable upon maturity on March 27, 2024
Paid in full on	—
Outstanding Amounts	₱ 1,195		25.0	1,263	25.0
Lender(s)	NTT TC Leasing(1)
Dates Drawn	March 30, 2017
Drawn Amount | $			25.0
Term Loans [Member] | Loan agreement date May 14, 2014 [Member] | Others Two | U.S. Dollar Debts [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			100.0
Issuance Date	December 7, 2015
Terms	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022
Paid in full on	—
Outstanding Amounts	₱ 1,469		30.0	2,324	46.0
Lender(s)	Mizuho Bank Ltd.
Dates Drawn	Various dates in 2016
Drawn Amount | $			100.0
Term Loans [Member] | Loan agreement date August 5, 2014 [Member] | Others Two | U.S. Dollar Debts [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			25.0
Issuance Date	March 22, 2016
Terms	Non-amortizing, payable upon maturity on March 30, 2023
Paid in full on	—
Outstanding Amounts	₱ 1,197		25.0	1,265	$ 25.0
Lender(s)	NTT TC Leasing Co., Ltd., or NTT TC Leasing(1)
Dates Drawn	March 30, 2016
Drawn Amount | $			25.0
Term Loans [Member] | Loan Agreement Date March Fourth Two Thousand Twenty | Others Two | U.S. Dollar Debts [Member] | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $			140.0
Issuance Date	March 4, 2020
Terms	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030
Paid in full on	—
Outstanding Amounts	₱ 6,675		139.0
Lender(s)	PNB
Dates Drawn	December 14, 2020
Drawn Amount | $			$ 140.0
Term Loans [Member] | March Twenty Two Thousand Twelve | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	March 20, 2012
Paid in full on	—
Outstanding Amounts	₱ 1,920			1,940
Lender(s)	RCBC
Dates Drawn	April 12, 2012
Drawn Amount	₱ 2,000
Terms	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022
Term Loans [Member] | August Thirty One Two Thousand Twelve | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 200
Issuance Date	August 31, 2012
Paid in full on	April 10, 2019
Lender(s)	Manufacturers Life Insurance Co. (Phils.), Inc.
Dates Drawn	October 9, 2012
Drawn Amount	₱ 200
Terms	Payable in full upon maturity on October 9, 2019
Term Loans [Member] | September Three Two Thousand Twelve | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	September 3, 2012
Paid in full on	January 13, 2020
Outstanding Amounts				940
Lender(s)	Union Bank of the Philippines, or Union Bank
Dates Drawn	January 11, 2013
Drawn Amount	₱ 1,000
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown date and the balance payable upon maturity on January 13, 2020
Term Loans [Member] | October Eleven Two Thousand Twelve | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	October 11, 2012
Paid in full on	December 3, 2020
Outstanding Amounts				1,000
Lender(s)	Philippine American Life and General Insurance Company, or Philam Life
Dates Drawn	December 3, 2012
Drawn Amount	₱ 1,000
Terms	Payable in full upon maturity on December 5, 2022
Term Loans [Member] | December Seventeen Two Thousand Twelve | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	December 17, 2012
Paid in full on	December 20, 2019
Lender(s)	LBP
Dates Drawn	Various dates in 2012-2013
Drawn Amount	₱ 3,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on December 20, 2019
Term Loans [Member] | November Thirteen Two Thousand Thirteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	November 13, 2013
Paid in full on	August 24, 2020
Outstanding Amounts				1,880
Lender(s)	Bank of the Philippine Islands, or BPI
Dates Drawn	Various dates in 2013-2014
Drawn Amount	₱ 2,000
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown and the balance payable upon maturity on November 22, 2020
Term Loans [Member] | November Twenty Five Two Thousand Thirteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	November 25, 2013
Paid in full on	September 29, 2020
Outstanding Amounts				1,199
Lender(s)	Metrobank
Dates Drawn	November 29, 2013
Drawn Amount	₱ 3,000
Terms	Annual amortization rate of 10% of the total amount drawn for six-years and the final installment is payable upon maturity on November 27, 2020
Term Loans [Member] | December Three Two Thousand Thirteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	December 3, 2013
Paid in full on	October 9, 2020
Outstanding Amounts				2,818
Lender(s)	BPI
Dates Drawn	December 10, 2013
Drawn Amount	₱ 3,000
Terms	Annual amortization rate of 1% of the total amount drawn for the first six-years and the final installment is payable upon maturity on December 10, 2020
Term Loans [Member] | January Twenty Nine Two Thousand Fourteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	January 29, 2014
Paid in full on	November 18, 2020
Outstanding Amounts				2,847
Lender(s)	LBP
Dates Drawn	February 5, 2014
Drawn Amount	₱ 3,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021
Term Loans [Member] | February Three Two Thousand Fourteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 500
Issuance Date	February 3, 2014
Paid in full on	November 18, 2020
Outstanding Amounts				475
Lender(s)	LBP
Dates Drawn	February 7, 2014
Drawn Amount	₱ 500
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021
Term Loans [Member] | April Two Two Thousand Fourteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	April 2, 2014
Paid in full on	—
Outstanding Amounts	₱ 1,500			1,500
Lender(s)	Philam Life
Dates Drawn	April 4, 2014
Drawn Amount	₱ 1,500
Terms	Payable in full upon maturity on April 4, 2024
Term Loans [Member] | April Two Two Thousand Fourteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 500
Issuance Date	April 2, 2014
Paid in full on	October 30, 2020
Outstanding Amounts				475
Lender(s)	BDO
Dates Drawn	April 4, 2014
Drawn Amount	₱ 500
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021
Term Loans [Member] | May Twenty Three Two Thousand Fourteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	May 23, 2014
Paid in full on	—
Outstanding Amounts	₱ 1,000			1,000
Lender(s)	Philam Life
Dates Drawn	May 28, 2014
Drawn Amount	₱ 1,000
Terms	Payable in full upon maturity on May 28, 2024
Term Loans [Member] | June Nine Two Thousand Fourteen | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	June 9, 2014
Paid in full on	—
Outstanding Amounts	₱ 940			950
Lender(s)	LBP
Dates Drawn	June 13, 2014
Drawn Amount	₱ 1,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024
Term Loans [Member] | July Twenty Eight Two Thousand Fourteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	July 28, 2014
Paid in full on	—
Outstanding Amounts	₱ 1,410			1,425
Lender(s)	Union Bank
Dates Drawn	July 31, 2014
Drawn Amount	₱ 1,500
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024
Term Loans [Member] | February Twenty Five Two Thousand Fifteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	February 25, 2015
Paid in full on	—
Outstanding Amounts	₱ 1,900			1,920
Lender(s)	BPI
Dates Drawn	March 24, 2015
Drawn Amount	₱ 2,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025
Term Loans [Member] | June Twenty Six Two Thousand Fifteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	June 26, 2015
Paid in full on	—
Outstanding Amounts	₱ 2,850			2,880
Lender(s)	BPI
Dates Drawn	June 30, 2015
Drawn Amount	₱ 3,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025
Term Loans [Member] | August Three Two Thousand Fifteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	August 3, 2015
Paid in full on	—
Outstanding Amounts	₱ 4,750			4,800
Lender(s)	Metrobank
Dates Drawn	Various dates in 2015
Drawn Amount	₱ 5,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025
Term Loans [Member] | August Eleven Two Thousand Fifteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	August 11, 2015
Paid in full on	—
Outstanding Amounts	₱ 4,737			4,785
Lender(s)	Metrobank
Dates Drawn	September 1, 2015
Drawn Amount	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025
Term Loans [Member] | December Eleven Two Thousand Fifteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	December 11, 2015
Paid in full on	—
Outstanding Amounts	₱ 4,736			4,784
Lender(s)	BPI
Dates Drawn	December 21, 2015
Drawn Amount	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025
Term Loans [Member] | December Sixteen Two Thousand Fifteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	December 16, 2015
Paid in full on	—
Outstanding Amounts	₱ 4,736			4,784
Lender(s)	Metrobank
Dates Drawn	December 28, 2015
Drawn Amount	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026
Term Loans [Member] | December Eighteen Two Thousand Fifteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 7,000
Issuance Date	December 18, 2015
Paid in full on	—
Outstanding Amounts	₱ 4,897			5,593
Lender(s)	CBC
Dates Drawn	December 28, 2015
Drawn Amount	₱ 7,000
Dates Drawn	February 24,2016
Terms	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022
Term Loans [Member] | July One Two Thousand Sixteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,000
Issuance Date	July 1, 2016
Paid in full on	—
Outstanding Amounts	₱ 5,748			5,804
Lender(s)	Metrobank
Dates Drawn	August 30, 2016
Drawn Amount	₱ 6,000
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023
Dates Drawn	November 10,2016
Term Loans [Member] | July Fourteen Two Thousand Sixteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	July 14, 2016
Paid in full on	—
Outstanding Amounts	₱ 7,495			7,651
Lender(s)	Security Bank
Dates Drawn	February 27, 2017
Drawn Amount	₱ 8,000
Terms	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027
Term Loans [Member] | September Twenty Two Thousand Sixteen | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,500
Issuance Date	September 20, 2016
Paid in full on	—
Outstanding Amounts	₱ 6,225			6,286
Lender(s)	BPI
Dates Drawn	November 2, 2016
Drawn Amount	₱ 6,500
Dates Drawn	December 19,2016
Terms	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023
Term Loans [Member] | Loan agreement date September 28,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	September 28, 2016
Paid in full on	—
Outstanding Amounts	₱ 2,880			2,910
Lender(s)	BDO
Dates Drawn	October 5, 2016
Drawn Amount	₱ 3,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026
Term Loans [Member] | Loan agreement date September 28,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,400
Issuance Date	September 28, 2016
Paid in full on	—
Outstanding Amounts	₱ 5,178			5,229
Lender(s)	Union Bank
Dates Drawn	October 24, 2016
Drawn Amount	₱ 5,400
Dates Drawn	November 21,2016
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023
Term Loans [Member] | Loan agreement date October 14,2016 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,300
Issuance Date	October 14, 2016
Paid in full on	—
Outstanding Amounts	₱ 5,076			5,125
Lender(s)	BPI
Dates Drawn	December 19, 2016
Drawn Amount	₱ 5,300
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023
Term Loans [Member] | Loan agreement date October 27,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	October 27, 2016
Paid in full on	—
Outstanding Amounts	₱ 2,000			2,250
Lender(s)	CBC
Dates Drawn	December 8, 2016
Drawn Amount	₱ 2,500
Terms	Annual amortization rate of 10% of the amount drawn starting on the third-year up to the sixth-year, with balance payable upon maturity on December 8, 2023
Term Loans [Member] | Loan agreement date October 28,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	October 28, 2016
Paid in full on	—
Outstanding Amounts	₱ 1,917			1,935
Lender(s)	Security Bank
Dates Drawn	April 5, 2017
Drawn Amount	₱ 4,000
Terms	Semi-annual amortization rate of 1% of the total amount drawn from first- year up to the ninth-year and the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date December 16,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	December 16, 2016
Paid in full on	—
Outstanding Amounts	₱ 970			980
Lender(s)	PNB
Dates Drawn	December 7, 2017
Drawn Amount	₱ 1,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027
Term Loans [Member] | Loan agreement date December 22,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	December 22, 2016
Paid in full on	—
Outstanding Amounts	₱ 1,960			1,980
Lender(s)	LBP
Dates Drawn	January 22, 2018
Drawn Amount	₱ 2,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028
Term Loans [Member] | Loan agreement date December 23,2016 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,500
Issuance Date	December 23, 2016
Paid in full on	—
Outstanding Amounts	₱ 3,383			3,417
Lender(s)	LBP
Dates Drawn	April 5, 2017
Drawn Amount	₱ 3,500
Terms	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date April 18,2017 [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	April 11, 2019
Paid in full on	—
Outstanding Amounts	₱ 1,968			1,985
Lender(s)	Bank of China (Hong Kong) Limited, Manila Branch
Dates Drawn	September 6, 2019
Drawn Amount	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026
Term Loans [Member] | Loan agreement date April 18,2017 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	April 18, 2017
Paid in full on	—
Outstanding Amounts	₱ 1,470			1,485
Lender(s)	PNB
Dates Drawn	January 3, 2018
Drawn Amount	₱ 1,500
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth- year anniversary of the advance and the balance payable upon maturity on January 3, 2025
Term Loans [Member] | Loan agreement date May 24, 2017 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 24, 2017
Paid in full on	—
Outstanding Amounts	₱ 1,930			1,950
Lender(s)	Security Bank
Dates Drawn	May 29, 2017
Drawn Amount	₱ 2,000
Terms	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date July 5, 2017 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,500
Issuance Date	July 5, 2017
Paid in full on	—
Outstanding Amounts	₱ 3,395			3,430
Lender(s)	LBP
Dates Drawn	July 10, 2017
Drawn Amount	₱ 3,500
Terms	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027
Term Loans [Member] | Loan agreement date August 29, 2017 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	August 29, 2017
Paid in full on	—
Outstanding Amounts	₱ 1,470			1,485
Lender(s)	LBP
Dates Drawn	April 2, 2018
Drawn Amount	₱ 1,500
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028
Term Loans [Member] | Loan agreement date September 28, 2017 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	September 28, 2017
Paid in full on	—
Outstanding Amounts	₱ 980			990
Lender(s)	Union Bank
Dates Drawn	February 19, 2018
Drawn Amount	₱ 1,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth- year anniversary of the advance and the balance payable upon maturity on February 21, 2028
Term Loans [Member] | Loan agreement date April 19, 2017 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	April 19, 2018
Paid in full on	—
Outstanding Amounts	₱ 1,960			1,980
Lender(s)	LBP
Dates Drawn	April 25, 2018
Drawn Amount	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028
Term Loans [Member] | Loan agreement date April 20,2018 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	April 20, 2018
Paid in full on	—
Outstanding Amounts	₱ 980			990
Lender(s)	LBP
Dates Drawn	May 3, 2018
Drawn Amount	₱ 1,000
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028
Term Loans [Member] | Loan agreement date May 9,2018 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 9, 2018
Paid in full on	—
Outstanding Amounts	₱ 1,960			1,980
Lender(s)	BPI
Dates Drawn	May 10, 2018
Drawn Amount	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Loan agreement date May 25,2018 [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 25, 2018
Paid in full on	—
Outstanding Amounts	₱ 1,951			1,969
Lender(s)	BPI
Dates Drawn	May 28, 2018
Drawn Amount	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024
Term Loans [Member] | Loan agreement date June 27,2018 [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	June 27, 2018
Paid in full on	—
Outstanding Amounts	₱ 1,500			1,500
Lender(s)	Development Bank of the Philippines, or DBP
Dates Drawn	June 28, 2018
Drawn Amount	₱ 1,500
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024
Term Loans [Member] | Loan agreement date July 31,2018 [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	July 31, 2018
Paid in full on	—
Outstanding Amounts	₱ 2,922			2,950
Lender(s)	BPI
Dates Drawn	August 10, 2018
Drawn Amount	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Loan agreement date January 11, 2019 [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	January 11, 2019
Paid in full on	—
Outstanding Amounts	₱ 4,980			4,978
Lender(s)	DBP
Dates Drawn	May 6, 2019
Drawn Amount	₱ 2,000
Dates Drawn	September 2, 2019
Drawn Amount	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 6, 2029
Term Loans [Member] | Loan agreement date February 18, 2019 [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	February 18, 2019
Paid in full on	—
Outstanding Amounts	₱ 7,900			7,978
Lender(s)	Union Bank
Dates Drawn	July 11, 2019
Drawn Amount	₱ 3,000
Dates Drawn	September 6,2019
Drawn Amount	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029
Dates Drawn	October 1,2019
Date Of Loans Drawn	November 5,2019
Loan Amount Drawn	₱ 1,000
Loan Amount Drawn	2,000
Term Loans [Member] | Loan agreement date February 21, 2019 [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	February 21, 2019
Paid in full on	—
Outstanding Amounts	₱ 3,936			3,972
Lender(s)	PNB
Dates Drawn	March 11, 2019
Drawn Amount	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027
Term Loans [Member] | Loan agreement date July 1, 2019 [member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	July 1, 2019
Paid in full on	—
Outstanding Amounts	₱ 1,967			1,985
Lender(s)	PNB
Dates Drawn	September 6, 2019
Drawn Amount	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026
Term Loans [Member] | Loan agreement date September 25, 2019 [member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	September 25, 2019
Paid in full on	—
Outstanding Amounts	₱ 7,949			7,942
Lender(s)	CBC
Dates Drawn	October 2, 2019
Drawn Amount	₱ 8,000
Terms	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029
Term Loans [Member] | Loan agreement date December 9, 2019 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	December 9, 2019
Paid in full on	—
Outstanding Amounts	₱ 3,973			3,970
Lender(s)	DBP
Dates Drawn	December 12, 2019
Drawn Amount	₱ 4,000
Terms		Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029
Term Loans [Member] | Loan agreement date March 24, 2020 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	March 24, 2020
Paid in full on	—
Outstanding Amounts	₱ 3,972
Lender(s)	RCBC
Dates Drawn	March 26, 2020
Drawn Amount	₱ 4,000
Terms		Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028
Term Loans [Member] | Loan agreement date December 12, 2019 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,500
Issuance Date	December 12, 2019
Paid in full on	—
Outstanding Amounts	₱ 4,424			₱ 4,500
Lender(s)	BPI
Dates Drawn	December 15, 2019
Drawn Amount	₱ 4,500
Terms		Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029
Term Loans [Member] | Loan agreement date March 30, 2020 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	March 30, 2020
Paid in full on	—
Outstanding Amounts	₱ 2,484
Lender(s)	MUFG Bank, Ltd.
Dates Drawn	April 2, 2020
Drawn Amount	₱ 2,500
Terms		Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity on October 2, 2026
Term Loans [Member] | Loan agreement date January 20, 2020 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	January 20, 2020
Paid in full on	—
Outstanding Amounts	₱ 2,979
Lender(s)	BDO
Dates Drawn	January 24, 2020
Drawn Amount	₱ 3,000
Terms		Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030
Term Loans [Member] | Loan agreement date January 29, 2020 [member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	January 29, 2020
Paid in full on	—
Outstanding Amounts	₱ 4,965
Lender(s)	BDO
Dates Drawn	January 31, 2020
Drawn Amount	₱ 5,000
Terms		Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030
Term Loans [Member] | May Twenty Two Thousand Twenty | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	May 20, 2020
Paid in full on	—
Outstanding Amounts	₱ 2,979
Lender(s)	LBP
Dates Drawn	May 28, 2020
Drawn Amount	₱ 3,000
Terms		Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 28, 2030
Term Loans [Member] | May Twenty Two Thousand Twenty | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	May 20, 2020
Paid in full on	—
Outstanding Amounts	₱ 3,970
Lender(s)	LBP
Dates Drawn	November 20, 2020
Drawn Amount	₱ 4,000
Terms		Annual amortization rate equivalent to 1% of principal amount of the loan starting on the first-year up to the ninth- year anniversary of the initial advance and the balance payable upon maturity on November 20, 2030
Term Loans [Member] | Loan agreement date May 21, 2020 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	May 21, 2020
Paid in full on	—
Outstanding Amounts	₱ 2,978
Lender(s)	LBP
Dates Drawn	December 18, 2020
Drawn Amount	₱ 3,000
Terms		Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2030
Term Loans [Member] | Loan agreement date February 9, 2021 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance Date	February 9, 2021
Paid in full on	—
Lender(s)	BPI
Dates Drawn	February 15, 2021
Drawn Amount	₱ 5,000
Terms		Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on February 16, 2032
Term Loans [Member] | Loan agreement date March 4, 2021 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 4, 2021
Paid in full on	—
Lender(s)	LBP
Dates Drawn	March 9, 2021
Drawn Amount	₱ 3,000
Terms		Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 7, 2031
Term Loans [Member] | Loan agreement date March 5, 2021 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 5, 2021
Paid in full on	—
Lender(s)	LBP
Dates Drawn	—
Terms		Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity
Term Loans [Member] | Loan agreement date March 8, 2021 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 8, 2021
Paid in full on	—
Lender(s)	LBP
Dates Drawn	—
Terms		Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity